OTHER OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2024
OTHER OPERATING INCOME
Schedule of other operating income

	For the year ended December 31,
In millions	2024	2023	2022
Government subsidies	$23.9	$4.2	$7.0
Gain on sale of property, plant and equipment	0.7	0.5	0.3
Credits for research and competitiveness taxes	0.3	0.5	0.6
Insurance compensation	—	—	0.2
Other	6.4	6.1	3.3
Total	$31.3	$11.2	$11.4